CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 599,000,000	$ 988,000,000
Trade receivables	7,320,000,000	7,523,000,000
Inventories	5,132,000,000	4,954,000,000
Assets Held For Sale	21,000,000	841,000,000
Prepaid Expenses	871,000,000	1,362,000,000
Other Current Assets	652,000,000	1,293,000,000
Total current assets	14,595,000,000	16,961,000,000
Other non-current assets	1,245,000,000	1,235,000,000
Deferred Income Taxes	773,000,000	725,000,000
Property, plant and equipment, net	8,043,000,000	8,073,000,000
Identifiable intangible assets, net	21,664,000,000	21,487,000,000
Goodwill	40,035,000,000	44,409,000,000
Total assets	86,355,000,000	92,890,000,000
Current liabilities:
Short-term debt	1,246,000,000	3,276,000,000
Sales Reserves And Allowances	7,565,000,000	7,839,000,000
Trade payables	2,278,000,000	2,157,000,000
Employee Related Obligations	712,000,000	859,000,000
Accrued Expenses	2,758,000,000	3,405,000,000
Liabilities Held For Sale	0	116,000,000
Other current liabilities	898,000,000	867,000,000
Total current liabilities	15,457,000,000	18,519,000,000
Long-term liabilities:
Deferred income taxes	5,446,000,000	5,215,000,000
Other taxes and long term liabilities	2,038,000,000	1,639,000,000
Senior notes and loans	33,806,000,000	32,524,000,000
Total long term liabilities	41,290,000,000	39,378,000,000
Total liabilities	56,747,000,000	57,897,000,000
Teva shareholders' equity:
Preferred Shares	3,620,000,000	3,620,000,000
Ordinary shares	54,000,000	54,000,000
Additional paid-in capital	23,444,000,000	23,409,000,000
Retained earnings	7,430,000,000	13,607,000,000
Accumulated other comprehensive loss	(2,400,000,000)	(3,159,000,000)
Treasury shares	(4,154,000,000)	(4,194,000,000)
Stockholders' equity attributable to Teva shareholders	27,994,000,000	33,337,000,000
Non-controlling interests	1,614,000,000	1,656,000,000
Total equity	29,608,000,000	34,993,000,000
Total liabilities and equity	$ 86,355,000,000	$ 92,890,000,000